Submission	Dec. 01, 2025
Submission [Line Items]
Central Index Key	0002067016
Registrant Name	HAMA Intelligence Limited
Registration File Number	333-292228
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A